GuideMark Emerging Markets Fund
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 91.9%	Shares	Value
Australia - 0.2%
MMG Ltd. (a)	149,132	$ 133,761

Brazil - 3.3%
Ambev SA	40,816	128,719
Banco Bradesco SA	29,860	91,044
Banco BTG Pactual SA	7,940	83,594
BB Seguridade Participacoes SA	12,834	97,157
Caixa Seguridade Participacoes S/A	13,483	51,583
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	13,217	76,065
CPFL Energia SA	10,427	90,226
Itau Unibanco Holding SA	11,880	101,878
Localiza Rent a Car SA	1,639	13,220
NU Holdings Ltd. - Class A (a)	6,392	85,397
Petroleo Brasileiro SA - Petrobras	25,266	203,996
Porto Seguro SA	17,141	175,717
Raia Drogasil SA	26,870	87,289
StoneCo Ltd. - Class A	4,017	43,544
Telefonica Brasil SA	42,298	278,420
TIM SA	42,238	179,759
Ultrapar Participacoes SA	28,229	142,449
Vale SA	7,614	114,941
Vibra Energia SA	18,680	107,977
XP, Inc. - Class A (b)	1,075	17,479
		2,170,454

Canada - 0.2%
China Gold International Resources Corp. Ltd.	8,145	128,779

Cayman Islands - 0.0% (c)
Chow Tai Fook Jewellery Group Ltd.	16,967	23,677

Chile - 1.3%
Banco de Chile	576,914	112,947
Banco de Credito e Inversiones SA	872	57,286
Banco Santander Chile	1,918,069	157,071
Cencosud SA	60,113	138,878
Falabella SA	25,555	159,545
Latam Airlines Group SA	9,077,003	263,952
		889,679

China - 14.4%
37 Interactive Entertainment Network Technology Group Co. Ltd. - Class A	44,292	123,907
3SBio, Inc. (d)	83,551	180,943
Agricultural Bank of China Ltd. - Class A	30,565	27,325
Agricultural Bank of China Ltd. - Class H	114,324	77,980
Aluminum Corp. of China Ltd. - Class A	73,384	89,733
Aluminum Corp. of China Ltd. - Class H	203,087	195,049
ANTA Sports Products Ltd.	3,689	33,569
Bank of Chengdu Co. Ltd. - Class A	10,608	27,676
Bank of China Ltd. - Class H	105,850	67,503
Bank of Hangzhou Co. Ltd. - Class A	6,745	14,369
Bilibili, Inc. - Class Z (a)	2,543	43,275

China CITIC Bank Corp. Ltd. - Class H	14,635	12,424
China Construction Bank Corp. - Class H	465,838	480,490
China Hongqiao Group Ltd.	79,603	205,276
China Life Insurance Co. Ltd. - Class H	105,321	360,484
China Mengniu Dairy Co. Ltd.	60,169	123,603
China Merchants Bank Co. Ltd. - Class H	3,194	18,339
China Nonferrous Mining Corp. Ltd.	121,848	177,011
China Oilfield Services Ltd. - Class H	183,410	145,802
China Pacific Insurance Group Co. Ltd. - Class A	15,878	66,960
China Pacific Insurance Group Co. Ltd. - Class H	57,083	196,313
China Petroleum & Chemical Corp. - Class H	137,220	70,091
China Tower Corp. Ltd. (d)	14,104	15,872
CMOC Group Ltd. - Class A	41,400	108,069
CMOC Group Ltd. - Class H	66,066	129,055
CSPC Pharmaceutical Group Ltd.	136,604	122,022
Ecovacs Robotics Co. Ltd. - Class A	17,800	133,541
Eoptolink Technology, Inc. Ltd.	2,100	190,510
Hansoh Pharmaceutical Group Co. Ltd. (d)	18,058	68,431
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. - Class A	15,400	48,456
Henan Shuanghui Investment & Development Co. Ltd. - Class A	7,400	24,439
Hengan International Group Co. Ltd.	9,471	26,297
Industrial & Commercial Bank of China Ltd. - Class H	224,736	184,617
Innovent Biologics, Inc. (a)(d)	5,226	53,234
J&T Global Express Ltd. (a)	30,378	32,438
JD Logistics, Inc. (a)(d)	62,248	93,687
JD.com, Inc. - Class A	13,004	165,676
Kingnet Network Co. Ltd.	6,941	16,710
Kuaishou Technology (d)	30,717	164,640
Lenovo Group Ltd.	53,276	158,086
Li Ning Co. Ltd.	89,900	169,476
Meituan - Class B (a)(d)	12,828	113,237
NetEase, Inc.	10,142	260,465
New China Life Insurance Co. Ltd. - Class A	23,400	206,396
New China Life Insurance Co. Ltd. - Class H	57,419	338,403
New Oriental Education & Technology Group, Inc.	23,005	105,679
People's Insurance Co. Group of China Ltd. - Class A	56,477	56,423
People's Insurance Co. Group of China Ltd. - Class H	249,187	149,569
PetroChina Co. Ltd. - Class A	112,118	142,819
PetroChina Co. Ltd. - Class H	326,599	352,486
PICC Property & Casualty Co. Ltd. - Class H	62,246	114,223
Ping An Insurance Group Co. of China Ltd. - Class H	31,636	206,861
Pop Mart International Group Ltd. (d)	6,383	126,406
Raytron Technology Co. Ltd. - Class A	2,800	64,190
Shandong Hongqiao Aluminum Industry Holding Co. Ltd. - Class A	36,900	80,865
Shanghai Allist Pharmaceuticals Co. Ltd. - Class A	1,027	16,553
Shannon Semiconductor Technology Co. Ltd. - Class A	1,000	45,052
Sungrow Power Supply Co. Ltd. - Class A	2,017	47,324
Suzhou TFC Optical Communication Co. Ltd.	560	25,496
Tencent Holdings Ltd.	30,958	1,708,342
Tingyi Cayman Islands Holding Corp.	50,750	63,280
Tongcheng Travel Holdings Ltd.	49,801	76,214
Vipshop Holdings Ltd. - ADR	15,372	203,833
Weichai Power Co. Ltd. - Class H	6,419	28,157
Xiaomi Corp. - Class B (a)(d)	46,718	129,760
Yum China Holdings, Inc.	2,153	87,913
Yunnan Aluminium Co. Ltd. - Class A	6,600	21,697
Yunnan Yuntianhua Co. Ltd. - Class A	2,021	9,079
Yunnan Yuntianhua Co. Ltd. - Class A	1,693	7,605
Yutong Bus Co. Ltd. - Class A	6,000	23,747
Zhejiang Century Huatong Group Co. Ltd. - Class A	34,600	72,215

Zijin Mining Group Co. Ltd. - Class H	17,925	63,383
		9,591,050

Colombia - 0.2%
Grupo Cibest SA	6,446	147,091

Czech Republic - 0.2%
Moneta Money Bank AS (d)	16,643	145,884

Egypt - 0.7%
Commercial International Bank	181,105	470,628

Hong Kong - 2.4%
Alibaba Group Holding Ltd.	72,213	865,722
Bosideng International Holdings Ltd.	251,713	137,745
China Taiping Insurance Holdings Co. Ltd.	68,978	159,423
Geely Automobile Holdings Ltd.	90,248	194,834
Sino Biopharmaceutical Ltd.	333,938	188,705
Zijin Gold International Co. Ltd.	1,645	18,799
		1,565,228

Hungary - 1.2%
MOL Hungarian Oil & Gas PLC	5,467	64,968
OTP Bank Nyrt	3,650	539,127
Richter Gedeon Nyrt	5,483	212,544
		816,639

India - 7.4%
Aurobindo Pharma Ltd.	5,732	95,722
Bank of Baroda	38,963	112,279
Bharat Petroleum Corp. Ltd.	46,553	149,758
Bharti Airtel Ltd.	12,375	242,417
Canara Bank	190,362	252,844
Coal India Ltd.	29,139	135,347
Cummins India Ltd.	563	33,728
Dr Reddy's Laboratories Ltd.	3,797	54,707
GE Vernova T&D India Ltd.	816	42,803
HCL Technologies Ltd.	4,255	48,330
HDFC Bank Ltd.	31,720	267,700
Hero MotoCorp Ltd.	1,975	100,244
Hindalco Industries Ltd.	9,607	97,578
Hindustan Petroleum Corp. Ltd.	22,517	94,192
ICICI Bank Ltd.	13,501	197,077
Indian Bank	4,693	40,535
Indian Oil Corp. Ltd.	57,768	85,300
Indus Towers Ltd. (a)	23,421	96,943
Infosys Ltd.	10,097	107,048
InterGlobe Aviation Ltd. (d)	294	16,702
Lupin Ltd.	3,815	97,509
Multi Commodity Exchange of India Ltd.	875	26,304
Muthoot Finance Ltd.	6,980	221,657
National Aluminium Co. Ltd.	31,889	114,895
NMDC Ltd.	29,394	26,489
Oil & Natural Gas Corp. Ltd.	109,083	270,482
Polycab India Ltd.	950	100,182
Power Finance Corp. Ltd.	43,088	193,477
Punjab National Bank	30,591	34,527
REC Ltd.	30,636	117,937

Reliance Industries Ltd.	9,940	136,164
Samvardhana Motherson International Ltd.	110,105	172,642
Shriram Finance Ltd. (a)	7,972	87,958
State Bank of India	22,445	243,846
Tata Motors Ltd.	24,026	107,732
Tata Motors Passenger Vehicles Ltd.	20,160	75,196
Tata Steel Ltd.	83,928	167,041
Tech Mahindra Ltd.	4,723	70,300
Union Bank of India Ltd.	116,757	213,078
UPL Ltd.	16,134	97,529
Vedanta Aluminium Metal Ltd. (a)	12,543	59,424
Vedanta Ltd.	16,720	49,787
		4,955,410

Indonesia - 0.3%
Astra International Tbk PT	134,295	33,953
Telkom Indonesia Persero Tbk PT	657,904	87,390
United Tractors Tbk PT	41,039	52,791
		174,134

Ireland - 0.5%
PDD Holdings, Inc. - ADR (a)	4,197	320,147

Mexico - 2.8%
America Movil SAB de CV	228,638	297,180
Cemex SAB de CV	254,039	305,065
Fomento Economico Mexicano SAB de CV	2,285	29,204
Gruma SAB de CV - Class B	4,660	75,159
Grupo Bimbo SAB de CV - Class A	44,283	144,592
Grupo Financiero Banorte SAB de CV	29,499	312,407
Grupo Mexico SAB de CV - Class B	16,048	181,353
Industrias Penoles SAB de CV	7,426	324,128
Sigma Foods SAB de CV - Class A	163,090	149,684
Wal-Mart de Mexico SAB de CV	16,000	46,900
		1,865,672

Netherlands - 0.2%
JBS NV - Class A	10,036	118,927

Peru - 0.4%
Credicorp Ltd.	737	287,120

Philippines - 0.1%
International Container Terminal Services, Inc.	2,229	32,435

Poland - 2.0%
Asseco Poland SA	586	26,091
Bank Polska Kasa Opieki SA	4,209	256,437
Erste Bank Polska SA	316	54,205
LPP SA	5	24,326
mBank SA (a)	293	106,323
ORLEN SA	10,103	339,698
Powszechna Kasa Oszczednosci Bank Polski SA	11,356	311,803
Powszechny Zaklad Ubezpieczen SA	11,468	200,398
		1,319,281

Qatar - 0.5%

Commercial Bank PSQC	31,681	35,233
Ooredoo QPSC	26,362	95,934
Qatar Islamic Bank QPSC	9,928	59,681
Qatar National Bank QPSC	26,714	126,700
		317,548

Russia - 0.0% (c)
Magnit PJSC (a)(e)	1,813	0
PhosAgro PJSC - GDR (a)(e)	33	0
PhosAgro PJSC - GDR (a)(e)	5,197	0
Polyus PJSC - GDR (a)(e)	994	0
Rosneft Oil Co. PJSC (a)(e)	13,382	0
Sberbank of Russia PJSC (a)(e)	120,116	0
VTB Bank PJSC (a)(e)	25,684	0
		0

South Africa - 3.3%
Absa Group Ltd.	11,978	166,884
Bid Corp. Ltd.	1,084	29,555
Bidvest Group Ltd.	3,464	50,643
FirstRand Ltd.	28,771	171,012
Gold Fields Ltd.	7,526	252,613
Harmony Gold Mining Co. Ltd.	9,723	148,771
MTN Group Ltd.	35,083	488,609
Pepkor Holdings Ltd. (d)	28,539	38,584
Sanlam Ltd.	14,812	79,784
Sasol Ltd. (a)	16,868	166,625
Shoprite Holdings Ltd.	2,600	46,859
Sibanye Stillwater Ltd.	9,035	19,197
Standard Bank Group Ltd.	15,586	307,670
Vodacom Group Ltd.	23,014	213,701
		2,180,507

South Korea - 24.4%
Amorepacific Corp.	740	50,877
APR Corp.	246	61,723
DB Insurance Co. Ltd.	1,263	110,047
Hana Financial Group, Inc.	1,547	115,552
HD Hyundai Co. Ltd.	1,444	188,056
HD Hyundai Electric Co. Ltd.	220	141,126
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	460	104,980
Hyundai Glovis Co. Ltd.	1,269	152,117
Hyundai Mobis Co. Ltd.	228	75,088
Hyundai Rotem Co. Ltd.	484	54,545
KB Financial Group, Inc.	1,751	181,171
Kia Corp.	3,339	301,571
Korea Electric Power Corp.	2,105	50,721
Korea Investment Holdings Co. Ltd.	2,382	345,046
LG Display Co. Ltd. (a)	18,178	136,965
LG Electronics, Inc.	2,863	381,686
LG Uplus Corp.	43,766	395,143
Meritz Financial Group, Inc. (a)	1,000	68,687
Mirae Asset Securities Co. Ltd.	3,148	88,374
NH Investment & Securities Co. Ltd.	1,359	26,128
Samsung Electro-Mechanics Co. Ltd.	347	502,539
Samsung Electronics Co. Ltd.	27,022	5,996,107
Shinhan Financial Group Co. Ltd.	1,492	93,548
SK hynix, Inc.	3,451	6,089,574
SK Telecom Co. Ltd.	7,215	411,218

Woori Financial Group, Inc.	5,331	100,684
		16,223,273

Taiwan - 22.8%
Accton Technology Corp.	3,871	308,759
Airtac International Group	634	26,874
Asia Vital Components Co. Ltd.	1,831	148,110
ASPEED Technology, Inc.	164	86,536
Bizlink Holding, Inc.	2,151	131,814
Chroma ATE, Inc.	2,734	189,995
CTBC Financial Holding Co. Ltd.	128,233	287,436
Delta Electronics, Inc.	12,923	811,613
Elite Material Co. Ltd.	943	163,026
Far EasTone Telecommunications Co. Ltd.	13,473	44,433
Fortune Electric Co. Ltd.	976	24,096
Fubon Financial Holding Co. Ltd.	21,681	88,570
Gold Circuit Electronics Ltd.	1,759	67,552
Hon Hai Precision Industry Co. Ltd.	11,997	95,732
Hon Precision, Inc.	361	74,169
Innolux Corp.	17,651	39,065
King Slide Works Co. Ltd.	1,105	258,934
Lotes Co. Ltd.	322	21,718
MediaTek, Inc.	8,543	1,164,110
President Chain Store Corp.	3,985	27,948
Realtek Semiconductor Corp.	6,288	160,498
Taiwan Semiconductor Manufacturing Co. Ltd.	132,829	10,478,917
Uni-President Enterprises Corp.	49,664	116,454
United Microelectronics Corp.	28,588	153,340
Yuanta Financial Holding Co. Ltd.	14,310	29,763
Zhen Ding Technology Holding Ltd.	9,412	189,584
		15,189,046

Thailand - 0.2%
Advanced Info Service PCL - NVDR	7,254	80,361
Delta Electronics Thailand PCL - NVDR	8,473	84,482
Gulf Development PCL	0(f)	0(f)
		164,843

Turkey - 1.3%
Akbank TAS	136,373	225,740
BIM Birlesik Magazalar AS	23,654	185,529
Turkcell Iletisim Hizmetleri AS	56,723	130,940
Turkiye Is Bankasi AS - Class C	276,250	87,892
Yapi ve Kredi Bankasi AS (a)	239,788	207,006
		837,107

United Arab Emirates - 0.9%
Abu Dhabi Commercial Bank PJSC	18,328	72,213
Abu Dhabi Islamic Bank PJSC	20,472	115,374
Dubai Islamic Bank PJSC	31,899	64,725
Emaar Development PJSC	7,462	28,114
Emirates NBD Bank PJSC	28,097	226,451
First Abu Dhabi Bank PJSC	14,786	68,505
		575,382

United States - 0.7%
Anglogold Ashanti PLC	3,569	287,691
Aura Minerals, Inc. (b)	740	46,583

BeOne Medicines Ltd. (a)	5,247		114,363
Southern Copper Corp. (b)	242		42,117
			490,754
TOTAL COMMON STOCKS (Cost $30,121,103)			61,134,456

INVESTMENT COMPANIES - 4.2%	Shares		Value
United States - 4.2%
iShares Core MSCI Emerging Markets ETF	18,012		1,492,114
iShares MSCI Saudi Arabia ETF (b)	34,916		1,302,716
			2,794,830
TOTAL INVESTMENT COMPANIES (Cost $2,476,236)			2,794,830

PREFERRED STOCKS - 2.9%	Shares		Value
Brazil - 1.4%
Banco Bradesco SA - Preference Shares, 0.00%	44,986		157,381
Itau Unibanco Holding SA - Preference Shares, 0.00%	55,114		451,392
Itausa SA, 0.00%	42,283		109,756
Petroleo Brasileiro SA - Petrobras, 0.00%	30,978		226,651
			945,180

Colombia - 0.3%
Grupo Cibest SA, 0.00%	8,961		177,216

South Korea - 1.2%
Samsung Electronics Co. Ltd., 0.00%	5,596		789,161
TOTAL PREFERRED STOCKS (Cost $955,937)			1,911,557

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 2.1%	Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.75% (g)	1,407,104		1,407,104
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $1,407,104)			1,407,104

MONEY MARKET FUNDS - 0.2%	Shares		Value
JPMorgan U.S. Government Money Market Fund - Class IM, 3.59% (g)	137,856		137,856
TOTAL MONEY MARKET FUNDS (Cost $137,856)			137,856

TOTAL INVESTMENTS - 101.3% (Cost $35,098,236)			67,385,803
Liabilities in Excess of Other Assets - (1.3)%		(0.01274)	(847,992)
TOTAL NET ASSETS - 100.0%			$ 66,537,811

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
NVDR - Non-Voting Depositary Receipt
PCL - Public Company Limited
PJSC - Public Joint Stock Company
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries are shown as a percentage of net assets.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2026. The fair value of these securities was $1,373,394.
(c)	Represents less than 0.05% of net assets.
(d)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $1,147,380 or 1.7% of the Fund’s net assets.

(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(f)	Rounds to zero.
(g)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

Sector Classification as of June 30, 2026
(% of Net Assets)
Information Technology	$ 28,875,349	43.4%
Financials	13,126,738	19.9
Communication Services	5,447,874	8.1
Consumer Discretionary	4,336,977	6.7
Materials	3,918,444	5.8
Energy	2,658,601	3.8
Consumer Staples	1,675,916	2.5
Industrials	1,556,255	2.4
Health Care	1,204,733	1.8
Utilities	217,012	0.3
Real Estate	28,114	0.1
Investment Companies	2,794,830	4.2
Investments Purchased with Proceeds from Securities Lending	1,407,104	2.1
Money Market Funds	137,856	0.2
Liabilities in Excess of Other Assets	(847,992)	(1.3)
	$ 66,537,811	100.0%